Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income (loss)	$ (3,001)	$ 1,048	$ (2,880)	$ (18,044)	$ (3,720)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	14	15	10	38	25
Capital loss in respect to property and equipment					5
Stock-based compensation related to warrants, RSs and RSUs	80	147	1,821	4,385	365
Issuance of Common Stock to finder upon the conversion of Convertible Notes				18
Amortization of beneficial conversion feature and debt issuance costs related to Convertible Notes				1,046	1,050
Issuance cost related to warrants liability				457
Adjustment of liability warrants				2,434
Revaluation of warrants to purchase Common Stock	1,277	(3,494)	(151)	2,978
Imputed interest on Convertible Notes, loans from related parties and others	1		(2)	33	299
Waiver of salary by the Company's officer					304
Change in:
Other accounts receivables and prepaid expenses	(57)	50	(11)	(31)	(67)
Trade payables	(87)	173	(108)	141	404
Other accounts payable	(531)	313	(380)	(574)	291
Deferred IPO costs that was aborted					352
Net cash used in operating activities	(2,304)	(1,748)	(1,701)	(7,119)	(692)
Cash flows from investing activities
Investment in marketable securities	(33)	(9,403)		(2,000)
Proceeds from redemption of marketable securities	2,000	1,700		1,396
Selling of property and equipment					12
Purchase of property and equipment		(1)	(46)	(244)	2
Purchase price that has been paid upon the reverse merger				(295)
Net cash (used in) provided by investing activities	1,967	(7,704)	(46)	(1,143)	14
Cash flows from financing activities
Proceeds from issuance of units consisting of Common Stock and warrants, net of issuance costs		8,984		9,889
Proceeds from loan from related parties and others				57	340
Maturity of loan and interest from related parties and others			(177)	(418)
Proceeds from bank loan					467
Repayment of bank loan			(28)	(42)	(431)
Treasury shares				(25)
Proceeds from issuance of Convertible Note					184
Deferred private placement costs that were paid					(4)
Exercise of options				1
Net cash provided by financing activities		8,984	(205)	9,462	556
Increase (decrease) in cash, cash equivalents and restricted cash	(337)	(468)	(1,952)	1,120	(122)
Cash, cash equivalents and restricted cash at beginning of year	739	1,207	7,141	7	129
Cash, cash equivalents and restricted cash at end of year	402	739	5,189	1,207	7
Supplemental disclosure of non-cash financing activities:
Conversion of Convertible Notes into Common Stock				3,955
Capitalization of deferred private placement costs					86
Issuance costs related to warrants		$ 250